SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) - Dec. 31, 2023 $ in Thousands, $ in Thousands	USD ($)	SGD ($)
Right-of-use Rou Assets And Lease Payable
2024	$ 227	$ 300
2025	223	294
2026	176	232
2027	69	91
2028	21	28
Thereafter	484	638
Total	$ 1,200	$ 1,583